3. Deposits (Details Narrative) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deposits	$ 0	$ 1,308,830	$ 0
Sunniva [Member]
Deposits		$ 1,308,830